Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Percentage control of Officers and Directors	100.00%	100.00%
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Compensation to the Executive Officers	$ 1,552,367	$ 1,587,667
Percentage control of Officers and Directors	0.30%	1.12%